Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - Plan assets [member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Split of scheme assets [line items]
Total assets		$ 3,321	$ 3,013	$ 3,335
Investments quoted in active markets [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets	[1]	862	838
Investments quoted in active markets [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[2]	2,025	1,791
Investments quoted in active markets [member] | Property [member]
Split of scheme assets [line items]
Total assets		106	104
Investments quoted in active markets [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		56	30
Investments quoted in active markets [member] | Investment fund [member]
Split of scheme assets [line items]
Total assets		166	144
Unquoted investments [member]
Split of scheme assets [line items]
Total assets		3,321	3,013
Unquoted investments [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets		2	2
Unquoted investments [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[3]	12	10
Unquoted investments [member] | Property [member]
Split of scheme assets [line items]
Total assets		69	58
Unquoted investments [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		6	20
Unquoted investments [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets		$ 17	$ 16

[1]	Equity instruments primarily relate to developed markets.
[2]	Quoted debt instruments are made up of $1,288 million (2019: $1,237 million) and $737 million (2019: $554 million) of government and non-government instruments respectively.
[3]	Unquoted debt instruments primarily relate to government debt instruments.